SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Allowance for doubtful accounts receivable		$ 9,710	$ 10,089
Account receivables outstanding		148,155	0
Accounts receivable		2,000,000
Capitalized costs		678,973	449,445
Accumulated amortization		261,323	94,541
Accounts receivable sold		3,629,800	1,749,700
Accounts receivable available		66,000	362,000
Net receivable		14,816	0
Financing line cost		34,200	21,100
Amortization expense		166,783	85,002
2022		217,722
2023		144,989
2024		63,208
2025		2,731
Development costs		153,600	$ 159,700
Recognized revenue	$ 500,000	320,000
Future amortization expenses		$ 428,650
Sale of certain accounts receivable description		The retained amount is equal to 10% of the total accounts receivable invoice sold to the Purchaser. The fee is charged at prime plus 3.6% (effective rate of 6.85% at December 31, 2021) against the average daily outstanding balance of funds advanced.
Sales Revenue Net [Member] | Customer A
Concentration risk		59.60%	61.20%
Accounts Receivable [Member] | Customer A
Concentration risk		15.60%	38.80%
Customer 1
Accounts receivable		$ 1,500,000